Fair Value Measurements - Summary of Assets and Liabilities Measured On a Non-Recurring Basis (Details) - Nonrecurring basis - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Properties, plant and equipment, net (held and used)	$ 484	$ 54
Properties, plant and equipment, net (held for sale)	0	0
Investments and advances	207	33
Total assets at fair value	691	87
Properties, plant and equipment, net (held and used), before-tax loss	2,175	518
Properties, plant and equipment, net (held for sale), before-tax loss	5	432
Investments and advances, before-tax loss	352	9
Total nonrecurring assets at fair value, before-tax loss	2,532	959
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Properties, plant and equipment, net (held and used)	0	0
Properties, plant and equipment, net (held for sale)	0	0
Investments and advances	5	2
Total assets at fair value	5	2
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Properties, plant and equipment, net (held and used)	0	0
Properties, plant and equipment, net (held for sale)	0	0
Investments and advances	165	0
Total assets at fair value	165	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Properties, plant and equipment, net (held and used)	484	54
Properties, plant and equipment, net (held for sale)	0	0
Investments and advances	37	31
Total assets at fair value	$ 521	$ 85